Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Garry Neil, M.D. (“PEO”)		Michael Cola (“Former PEO”)		Non-PEO NEOs
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for Former PEO (1)	Compensation Actually Paid to Former PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”) (5)	Net Loss (thousands) (6)
2025	$3,807,581	$12,301,903	$—	$—	$2,500,154	$4,597,879	$2	$(78,259)
2024	$7,212,749	$5,387,966	$—	$—	$2,984,146	$1,877,127	$1	$(35,129)
2023	$1,075,362	$141,732	$320,410	$320,410	$607,645	$245,593	$1	$(31,544)

Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively. The calculation assumes the investment of $100 for the period starting December 31, 2022 and dividing the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. No dividends were paid in 2025, 2024 or 2023.
Adjustment To PEO Compensation, Footnote	Represent the amounts of total compensation reported for our PEO and Former PEO during each corresponding year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on May 1, 2025, as applicable. The Former PEO’s employment with the Company ceased in February 2022. The summary compensation for the Former PEO in 2023 consists of only severance and related expenses. Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and Former PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO and Former PEO’s total compensation for each year to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)(b)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Garry Neil, M.D. PEO	2025	$3,807,581	$(2,732,298)	$11,226,620	$12,301,903
	2024	$7,212,749	$(6,178,449)	$4,353,666	$5,387,966
	2023	$1,075,362	$(434,112)	$(499,518)	$141,732

Michael Cola Former PEO	2023	$320,410	$—	$—	$320,410
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b) In order to calculate the compensation “actually paid” to our PEO and Former PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following:
(i)the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year;
(ii)the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (iii)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (vi)	Total Equity Award Adjustments
Garry Neil, M.D. PEO	2025	$6,593,225	$4,124,660	$—	$508,735	$—	$—	$11,226,620
	2024	$4,350,849	$551	$—	$2,266	$—	$—	$4,353,666
	2023	$1,602	$(163,183)	$—	$(337,937)	$—	$—	$(499,518)

Non-PEO NEO Average Total Compensation Amount	$ 2,500,154	$ 2,984,146	$ 607,645
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,597,879	1,877,127	245,593
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For 2025, this consists of Taylor Boyd and Mittie Doyle, M.D., FACR, for 2024, this consists of Mittie Doyle, M.D., FACR and Christopher Sullivan, and for 2023, this consists of Christopher Sullivan.Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the “compensation actually paid”, using the same methodology as described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,500,154	$(2,039,955)	$4,137,680	$4,597,879
2024	$2,984,146	$(2,445,915)	$1,338,896	$1,877,127
2023	$607,645	$(173,645)	$(188,407)	$245,593
(a)    The amounts deducted or added in calculating the total average equity award adjustment are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (iii)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (vi)	Total Equity Award Adjustments
2025	$3,413,504	$721,835	$—	$2,341	$—	$—	$4,137,680
2024	$1,338,140	$108	$—	$648	$—	$—	$1,338,896
2023	$641	$(65,904)	$—	$(123,144)	$—	$—	$(188,407)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2	1	1
Net Income (Loss)	$ (78,259,000)	(35,129,000)	(31,544,000)
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.
Garry Neil, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,807,581	7,212,749	1,075,362
PEO Actually Paid Compensation Amount	12,301,903	5,387,966	141,732
Michael Cola [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	320,410
PEO Actually Paid Compensation Amount	0	0	320,410
PEO | Garry Neil, M.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,732,298)	(6,178,449)	(434,112)
PEO | Garry Neil, M.D. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,226,620	4,353,666	(499,518)
PEO | Garry Neil, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,593,225	4,350,849	1,602
PEO | Garry Neil, M.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,124,660	551	(163,183)
PEO | Garry Neil, M.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Garry Neil, M.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,735	2,266	(337,937)
PEO | Garry Neil, M.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Garry Neil, M.D. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Michael Cola [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael Cola [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,039,955)	(2,445,915)	(173,645)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,137,680	1,338,896	(188,407)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,413,504	1,338,140	641
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	721,835	108	(65,904)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,341	648	(123,144)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0